Stockholders' Deficit - Schedule of Warrants (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrants [Line Items]
Number of Shares , Outstanding Ending	964,834,419	975,288,919	975,288,919
Weighted Average Exercise Price ,Outstanding Ending	$ 0.03	$ 0.03	$ 0.03
Weighted Average Remaining Contractual Term ,Outstanding Ending	5 years	3 years	4 years
Aggregate Intrinsic Value ,Outstanding Ending
Number of Shares , Exercisable		975,288,919
Weighted Average Exercise Price ,Exercisable		$ 0.03
Weighted Average Remaining Contractual Term , Exercisable		3 years
Aggregate Intrinsic Value ,Exercisable
Number of Shares , Granted			10,454,500
Weighted Average Exercise Price , Granted			$ 0.03
Weighted Average Remaining Contractual Term ,Granted			5 years
Number of Shares , Forfeited
Weighted Average Exercise Price ,Forfeited
Number of Shares , Exercised
Weighted Average Exercise Price ,Exercised